Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue
Revenue from contracts with customers	€ 4,283,699	€ 4,353,698	€ 8,639,203	€ 8,673,118
Revenue from insurance contracts	488,279	393,123	991,639	776,051
Revenue from lease contracts	19,735	19,617	42,325	41,791
Revenue	4,791,713	4,766,438	9,673,167	9,490,960
Healthcare services
Revenue
Revenue from contracts with customers	3,225,352	3,329,015	6,501,665	6,694,351
Revenue	3,225,352	3,329,015	6,501,665	6,694,351
Healthcare products
Revenue
Revenue from contracts with customers	1,058,347	1,024,683	2,137,538	1,978,767
Revenue from lease contracts	19,735	19,617	42,325	41,791
Revenue	1,078,082	1,044,300	2,179,863	2,020,558
Insurance contracts
Revenue
Revenue from insurance contracts	488,279	393,123	991,639	776,051
Revenue	€ 488,279	€ 393,123	€ 991,639	€ 776,051